Organization and principal activities (Schedule of Details of Subsidiaries, VIEs and VIE's Subsidiary) (Details)	12 Months Ended
Dec. 31, 2014
Guangzhou Juhui Information Technology Co., Ltd. [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Guangzhou Huanju Media [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Zhuque [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Zhengrenqiang [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
DuBooker [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Xingxue [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Chuangzhi [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Guangzhou Huaduo [Member] | Guangzhou Juhui Information Technology Co., Ltd. [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Beijing Tuda [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Duowan BVI [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
NeoTasks [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
NeoTasks Limited [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Beijing Huanju Shidai or Duowan Entertainment [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Zhuhai Duowan or Guangzhou Duowan [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Guangzhou Huanju Shidai [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Zhuhai Huanju Shidai [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%